Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

Partner

jcorriero@stradley.com

215.564.8528

August 3, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds

Post-Effective Amendment No. 182

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Statement of Additional Information for U.S. Government Money Market Fund and U.S. Government Select Money Market Fund; (ii) Ultra-Short Fixed Income Fund ☐ Siebert Williams Shank Shares Prospectus; (iii) Ultra-Short Fixed Income Fund ☐ Siebert Williams Shank Shares Statement of Additional Information; (iv) the Prospectus for the Shares Class, Class K and/or Class I shares, as applicable, of the following series of the Trust: Global Tactical Asset Allocation Fund, Income Equity Fund, International Equity Fund, Large Cap Core Fund, Large Cap Value Fund, Small Cap Value Fund, Small Cap Core Fund, U.S. Quality ESG Fund, Emerging Markets Equity Index Fund, Global Real Estate Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Global Sustainability Index Fund, Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Short Bond Fund, Limited Term U.S. Government Fund, Tax-Advantaged Ultra-Short Fixed Income Fund, Ultra-Short Fixed Income Fund, U.S. Government Fund, U.S. Treasury Index Fund, Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, High Yield Municipal Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, Tax-Exempt Fund, Active M Emerging Markets Equity Fund, Active M International Equity Fund, Multi-Manager Emerging Markets Debt Opportunity Fund, Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund, Multi-Manager High Yield Opportunity Fund, and Northern Engage360TM Fund; and (v) the Statement of Additional Information for the Shares Class, Class K and/or Class I shares, as applicable, of the following series of the Trust: Global Tactical Asset Allocation Fund, Income Equity Fund, International Equity Fund, Large Cap Core Fund, Large Cap Value Fund, Small Cap Value Fund, Small Cap Core Fund, U.S. Quality ESG Fund, Emerging Markets Equity Index Fund, Global Real Estate Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Global Sustainability Index Fund, Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Short Bond Fund, Limited Term U.S. Government Fund, Tax-Advantaged Ultra-Short Fixed Income Fund, Ultra- Short Fixed Income

Philadelphia, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL

A Pennsylvania Limited Liability Partnership

Fund, U.S. Government Fund, U.S. Treasury Index Fund, Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, High Yield Municipal Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, Tax-Exempt Fund, Active M Emerging Markets Equity Fund, Active M International Equity Fund, Multi-Manager Emerging Markets Debt Opportunity Fund, Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund, Multi-Manager High Yield Opportunity Fund, and Northern Engage360TM Fund; that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 182 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 182 to the Trust’s registration statement was filed with the Commission via EDGAR on July 27, 2023 (Accession No. 0001193125-23-196169) with an effective date of July 31, 2023.

Please direct any comments to the undersigned at (215) 564-8528, or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero

cc:	Peter K. Ewing

Kevin P. O’Rourke

Randal E. Rein

Jose J. Del Real, Esq.

Michael D. Mabry, Esq.